Businesses Held For Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Of Business Held For Sale and Discontinued Operations

Note 2. BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS

NBCU

As previously disclosed, Comcast Corporation was obligated to share with us potential tax savings associated with its purchase of our interest in NBCU LLC. During the second quarter of 2015, we recognized $450 million of pre-tax income related to the settlement of this obligation.

Assets and Liabilities of Businesses Held for Sale

In the fourth quarter of 2015, we signed an agreement to sell our Electricity Meters business within our Energy Management segment to Aclara Technologies, LLC and our Clarient business within our Healthcare segment to NeoGenomics, Inc. The sale of our Electricity Meters business was completed on December 21, 2015 for proceeds of $220 million. The sale of our Clarient business was completed on December 30, 2015 for proceeds of $255 million.

In the third quarter of 2015, we signed an agreement to sell our Intelligent Platforms Embedded Systems Products business within our Energy Management segment to Veritas Capital. The sale was completed on December 7, 2015 for proceeds of $515 million.

In the fourth quarter of 2014, we signed an agreement to sell our Signaling business within our Transportation segment to Alstom. The transaction closed on November 2, 2015 for proceeds of $800 million.

In the third quarter of 2014, we signed an agreement to sell our Appliances business to Electrolux. On July 1, 2015, we were notified that the Department of Justice had initiated court proceedings seeking to enjoin the sale of Appliances to Electrolux. On December 7, 2015, we announced the termination of our agreement to sell our Appliances business to Electrolux. We received a break-up fee of $175 million from Electrolux, which is recorded under the caption “Other income” in the consolidated Statement of Earnings.

On January 15, 2016, we announced the signing of a definitive agreement to sell our Appliances business with assets of $2,818 million and liabilities of $1,409 million, to Qingdao Haier Co., Ltd. (Haier) for approximately $5,400 million. The transaction has been approved by the board of directors of GE and Haier and remains subject to customary closing conditions, including Haier shareholder approval and regulatory approvals. The transaction is targeted to close in mid-2016.

FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

December 31 (In millions)	2015	2014

Assets
Current receivables(a)	$79	$180
Inventories	583	588
Property, plant, and equipment – net	1,208	979
Goodwill	370	433
Other intangible assets – net	162	157
Other	416	489
Assets of businesses held for sale	$2,818	$2,826

Liabilities
Accounts payable(a)	$503	$506
Other current liabilities	325	346
Other	33	89
Liabilities of businesses held for sale	$861	$941

(a) Certain transactions at our Appliances and Signaling businesses are made on an arms-length basis with GE Capital, consisting primarily of GE customer receivables sold to GE Capital and GE Capital services for material procurement. These intercompany balances included within our held for sale businesses are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements.

Discontinued Operations

Discontinued operations primarily included our Consumer business, most of our CLL business, our Real Estate business, and our U.S. mortgage business (WMC). Results of operations, financial position and cash flows for these businesses are separately reported as discontinued operations for all periods presented.

We have entered into Transitional Service Agreements (TSA) with and provided certain indemnifications to buyers of GE Capital’s assets. Under the TSAs, GE Capital provides various services for terms generally between 12 and 24 months and receives a level of cost reimbursement from the buyers.

Indemnifications amount to $1,543 million, for which we have recognized related liabilities of $62 million at December 31, 2015. In addition, we provided $736 million of credit support, the vast majority on behalf of certain CLL customers aligned with signed disposal transactions scheduled to close in 2016, and recognized an insignificant liability at December 31, 2015.

FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$23,003	$31,136	$32,987

Earnings (loss) from discontinued operations before income taxes	$887	$6,615	$6,558
Benefit (provision) for income taxes	(791)	(776)	699
Earnings (loss) from discontinued operations, net of taxes	$96	$5,839	$7,257

Disposal
Gain (loss) on disposal before income taxes	$(6,612)	$14	$(2,027)
Benefit (provision) for income taxes	(979)	1	246
Gain (loss) on disposal, net of taxes	$(7,591)	$15	$(1,781)

Earnings (loss) from discontinued operations, net of taxes(a)(b)	$(7,495)	$5,855	$5,475

  The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, and GE Capital earnings (loss) from discontinued operations, net of taxes, after adjusting for earnings (loss) attributable to noncontrolling interests related to discontinued operations, is reported within GE industrial earnings (loss) from discontinued operations, net of taxes, on the Consolidated Statement of Earnings (Loss).
  Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(6,038) million, $6,472 million, and $4,495 million for the years ended December 31, 2015, 2014, 2013, respectively.

December 31 (In millions)	2015	2014

Assets
Cash and equivalents	$20,395	$20,991
Investment securities	8,478	13,349
Financing receivables – net	3,205	213,514
Other receivables	1,221	2,896
Property, plant and equipment – net	7,537	18,354
Goodwill	7,764	23,452
Other intangible assets - net	80	987
Deferred income taxes	2,447	3,530
Financing receivables held for sale	69,847	3,475
Valuation allowance on disposal group classified as discontinued operations	(6,374)	-
Other	6,350	22,980
Assets of discontinued operations	$120,951	$323,529

Liabilities
Short-term borrowings	$739	$3,780
Accounts payable	2,870	4,280
Non-recourse borrowings	3,994	25,536
Bank deposits	25,613	62,839
Long-term borrowings	730	13,767
All other liabilities	11,053	11,046
Deferred income taxes	1,437	6,810
Other	52	174
Liabilities of discontinued operations	$46,487	$128,233

Consumer

In connection with the GE Capital Exit Plan, we announced the planned disposition of our Consumer business (including Synchrony Financial) and classified the business as discontinued operations. On November 17, 2015, we completed the split-off of Synchrony Financial through which GE accepted 671,366,809 shares of GE common stock from its shareholders in exchange for 705,270,833 shares of Synchrony Financial common stock that it owned. We closed certain of our other Consumer business dispositions for proceeds of $17,550 million (excluding Synchrony Financial) for the year ended December 31, 2015. We expect to dispose of substantially all of the remaining Consumer business in 2016.

FINANCIAL INFORMATION FOR CONSUMER
(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$11,690	$15,023	$15,741

Interest	$(2,081)	$(2,611)	$(2,669)
Selling, general, and administrative expenses	(3,940)	(4,572)	(4,349)
Cost of services sold	(1)	-	(1)
Provision for losses on financing receivables	(5,029)	(3,544)	(4,048)
Investment contracts, insurance losses and insurance annuity benefits	(12)	(18)	(15)
Other costs and expenses	(392)	(388)	(337)
Earnings (loss) from discontinued operations,
before income taxes	236	3,891	4,324
Benefit (provision) for income taxes	(878)	(736)	7
Earnings (loss) from discontinued operations, net of taxes	$(642)	$3,155	$4,330

Disposal
Gain (loss) on disposal before income taxes	$2,739	$-	$-
Benefit (provision) for income taxes	363	-	-
Gain (loss) on disposal, net of taxes(a)	$3,102	$-	$-

Earnings (loss) from discontinued operations, net of taxes(b)	$2,460	$3,155	$4,330

  Included Synchrony Financial gain on sale of $3,429 million related to the share exchange.
  Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $2,670 million, $3,752 million, and $4,312 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Commercial lending and leasing

In connection with the GE Capital Exit Plan, we announced the planned disposition of most of our CLL business and classified this portion of the business as discontinued operations. We closed certain of our CLL business dispositions for proceeds of $48,068 million for the year ended December 31, 2015. We expect to dispose of substantially all of the remaining CLL business in 2016.

FINANCIAL INFORMATION FOR COMMERCIAL LENDING AND LEASING

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$10,580	$13,413	$13,144

Interest	$(2,365)	$(3,069)	$(3,300)
Selling, general and administrative expenses	(3,576)	(3,598)	(3,538)
Cost of services sold	(1,735)	(3,859)	(4,002)
Provision for losses on financing receivables	(1,753)	(456)	(736)
Other costs and expenses	(127)	(135)	(94)
Earnings (loss) from discontinued operations, before income taxes	1,024	2,296	1,474
Benefit (provision) for income taxes	(186)	(487)	65
Earnings (loss) from discontinued operations, net of taxes	$838	$1,808	$1,539

Disposal
Gain (loss) on disposal before income taxes	$(8,013)	$-	$-
Benefit (provision) for income taxes	(698)	-	-
Gain (loss) on disposal, net of taxes	$(8,711)	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$(7,873)	$1,808	$1,539

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(6,996) million, $2,279 million and $1,457 million for the years ended December 31, 2015, 2014 and 2013, respectively.

REAL ESTATE

In connection with the GE Capital Exit Plan, we announced the planned disposition of our Real Estate business and classified the business as discontinued operations. We closed certain of our Real Estate business dispositions for proceeds of $31,601 million for the year ended December 31, 2015. We expect to dispose of substantially all of the remaining Real Estate business in 2016.

FINANCIAL INFORMATION FOR REAL ESTATE

(In millions)	2015	2014	2013

Operations
Total revenues and other income (loss)	$911	$2,969	$3,915

Interest	$(457)	$(1,079)	$(1,278)
Selling, general and administrative	(444)	(484)	(568)
Cost of services sold	(5)	-	-
Provision for losses on financing receivables	5	86	(28)
Other costs and expenses	(158)	(712)	(788)
Earnings (loss) from discontinued operations,
before income taxes	(149)	780	1,253
Benefit (provision) for income taxes	168	224	472
Earnings (loss) from discontinued operations, net of taxes	$19	$1,003	$1,725

Disposal
Gain (loss) on disposal before income taxes	$(1,338)	$-	$-
Benefit (provision) for income taxes	(639)	-	-
Gain (loss) on disposal, net of taxes	$(1,977)	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$(1,958)	$1,003	$1,725

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(1,486) million, $778 million and $1,246 million for the years ended December 31, 2015, 2014 and 2013, respectively.

WMC

During the fourth quarter of 2007, we completed the sale of WMC, our U.S. mortgage business. WMC substantially discontinued all new loan originations by the second quarter of 2007, and is not a loan servicer. In connection with the sale, WMC retained certain representation and warranty obligations related to loans sold to third parties prior to the disposal of the business and contractual obligations to repurchase previously sold loans that had an early payment default. All claims received by WMC for early payment default have either been resolved or are no longer being pursued.

The remaining active claims have been brought by securitization trustees or administrators seeking recovery from WMC for alleged breaches of representations and warranties on mortgage loans that serve as collateral for residential mortgage-backed securities (RMBS). At December 31, 2015, such claims consisted of $2,887 million of individual claims generally submitted before the filing of a lawsuit (compared to $3,694 million at December 31, 2014) and $8,047 million of additional claims asserted against WMC in litigation without making a prior claim (Litigation Claims) (compared to $9,225 million at December 31, 2014). The total amount of these claims, $10,934 million, reflects the purchase price or unpaid principal balances of the loans at the time of purchase and does not give effect to pay downs or potential recoveries based upon the underlying collateral, which in many cases are substantial, nor to accrued interest or fees. As of December 31, 2015, these amounts do not include approximately $112 million of repurchase claims relating to alleged breaches of representations that are not in litigation and that are beyond the applicable statute of limitations. WMC believes that repurchase claims brought based upon representations and warranties made more than six years before WMC was notified of the claim would be disallowed in legal proceedings under applicable law and the June 11, 2015 decision of the New York Court of Appeals in ACE Securities Corp. v. DB Structured Products, Inc., on the statute of limitations period governing such claims.

Reserves related to repurchase claims made against WMC were $875 million at December 31, 2015, reflecting a net increase to reserves in the year December 31, 2015 of $66 million due to incremental provisions net of settlements. The reserve estimate takes into account recent settlement activity and is based upon WMC’s evaluation of the remaining exposures as a percentage of estimated lifetime mortgage loan losses within the pool of loans supporting each securitization for which timely claims have been asserted in litigation against WMC. Settlements in prior periods reduced WMC’s exposure on claims asserted in certain securitizations and the claim amounts reported above give effect to these settlements.

ROLLFORWARD OF THE RESERVE

December 31 (In millions)	2015	2014

Balance, beginning of period	$809	$800
Provision	212	365
Claim resolutions / rescissions	(146)	(356)
Balance, end of period	$875	$809

Given the significant litigation activity and WMC’s continuing efforts to resolve the lawsuits involving claims made against WMC, it is difficult to assess whether future losses will be consistent with WMC’s past experience. Adverse changes to WMC’s assumptions supporting the reserve may result in an increase to these reserves. WMC estimates a range of reasonably possible loss from $0 to approximately $500 million over its recorded reserve at December 31, 2015. This estimate involves significant judgment and may not reflect the range of uncertainties and unpredictable outcomes inherent in litigation, including the matters discussed in Legal Proceedings and potential changes in WMC’s legal strategy. This estimate excludes any possible loss associated with an adverse court decision on the applicable statute of limitations or an adverse outcome in the Financial Institutions Reform, Recovery, and Enforcement Act of 1989 (FIRREA) investigation discussed in Legal Proceedings, as WMC is unable at this time to develop such a meaningful estimate.

At December 31, 2015, there were 14 lawsuits involving claims made against WMC arising from alleged breaches of representations and warranties on mortgage loans included in 13 securitizations. The adverse parties in these cases are securitization trustees or parties claiming to act on their behalf. Although the alleged claims for relief vary from case to case, the complaints and counterclaims in these actions generally assert claims for breach of contract, indemnification, and/or declaratory judgment, and seek specific performance (repurchase of defective mortgage loan) and/or money damages. Adverse court decisions, including in cases not involving WMC, could result in new claims and lawsuits on additional loans. However, WMC continues to believe that it has defenses to the claims asserted in litigation, including, for example, based on causation and materiality requirements and applicable statutes of limitations. It is not possible to predict the outcome or impact of these defenses and other factors, any of which could materially affect the amount of any loss ultimately incurred by WMC on these claims.

WMC has also received indemnification demands, nearly all of which are unspecified, from depositors/underwriters/sponsors of RMBS in connection with lawsuits brought by RMBS investors concerning alleged misrepresentations in the securitization offering documents to which WMC is not a party or, in two cases, involving mortgage loan repurchase claims made against RMBS sponsors. WMC believes that it has defenses to these demands.

To the extent WMC is required to repurchase loans, WMC’s loss also would be affected by several factors, including pay downs, accrued interest and fees, and the value of the underlying collateral. The reserve and estimate of possible loss reflect judgment, based on currently available information, and a number of assumptions, including economic conditions, claim and settlement activity, pending and threatened litigation, court decisions regarding WMC’s legal defenses, indemnification demands, government activity, and other variables in the mortgage industry. Actual losses arising from claims against WMC could exceed these amounts and additional claims and lawsuits could result if actual claim rates, governmental actions, litigation and indemnification activity, adverse court decisions, actual settlement rates or losses WMC incurs on repurchased loans differ from its assumptions.

FINANCIAL INFORMATION FOR WMC

(In millions)	2015	2014	2013

Total revenues and other income (loss)	$(184)	$(291)	$(346)

Earnings (loss) from discontinued operations, net of taxes	$(146)	$(199)	$(232)

Other Financial Services

During the fourth quarter of 2013, we announced the planned disposition of Consumer Russia and classified the business as discontinued operations. We completed the sale in the first quarter of 2014 for proceeds of $232 million.

During the first quarter of 2013, we announced the planned disposition of CLL Trailer Services and classified the business as discontinued operations. We completed the sale in the fourth quarter of 2013 for proceeds of $528 million.

FINANCIAL INFORMATION FOR OTHER FINANCIAL SERVICES

(In millions)	2015	2014	2013

Total revenues and other income (loss)	$8	$23	$532

Gain (loss) on disposal, net of taxes	$-	$15	$(1,781)	(a)

Earnings (loss) from discontinued operations, net of taxes	$32	$92	$(1,823)

(a) Primarily reflects agreement with the buyer of GE Money Japan to extinguish an obligation under terms specified in the 2008 sale agreement.

GE Industrial

The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, was $(10) million, $(5) million, and $(66) million for the years ended December 31, 2015, 2014, 2013, respectively. During the fourth quarter of 2013, we recorded an increase to our tax reserve related to Spanish taxes for the years prior to 2007 disposition of our Plastics business. GE Capital earnings (loss) from discontinued operations, net of taxes, after adjusting for earnings (loss) attributable to noncontrolling interests related to discontinued operations, is reported within GE industrial earnings (loss) from discontinued operations, net of taxes, on the Statement of Earnings.